CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Equity attributable to owners of parent	Subscribed capital	Capital Reserves	Accumulated deficit	Accumulated other comprehensive gain (loss)	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2018	€ 46,549	€ 4,836	€ 86,803	€ (46,410)	€ 1,320	€ 35	€ 46,584
Loss for the period	(2,612)			(2,612)		(4)	(2,616)
Foreign currency translations	(400)				(400)		(400)
Equity-settled share-based payment	165		165				165
Share-based payment transaction with the non-controlling shareholder of a subsidiary	604		604			216	820
Balance at the end at Mar. 31, 2019	44,306	4,836	87,572	(49,022)	920	247	44,553
Balance at the beginning at Dec. 31, 2018	46,549	4,836	86,803	(46,410)	1,320	35	46,584
Loss for the period							(14,231)
Balance at the end at Dec. 31, 2019	33,531	4,836	88,077	(60,124)	742	(13)	33,518
Loss for the period	(2,556)			(2,556)		(45)	(2,601)
Foreign currency translations	418				418		418
Equity-settled share-based payment	167		167				167
Balance at the end at Mar. 31, 2020	€ 31,560	€ 4,836	€ 88,244	€ (62,680)	€ 1,160	€ (58)	€ 31,502